Business Combinations - Identifiable intangible assets (Details) - Trello $ in Thousands	Feb. 03, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 127,400
Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	3 years
Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	2 years
Trade names
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	3 years
At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 127,400
At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets	50,600
At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets	56,900
At fair value | Trade names
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 19,900